Leases (Tables)	3 Months Ended
Mar. 31, 2020
Leases
Summary of changes in right-of-use assets and lease liabilities

The change in the balances of Right-of-use assets and Lease liabilities for the three months ended March 31, 2020 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2020	1,351	1,357
Additions	206	206
Depreciation	(79)	—
Interest expense	—	32
Payments	—	(56)
As of March 31, 2020	1,478	1,539
Including short-term portion		397

The change in the balances of Right-of-use assets and Lease liabilities for the three months ended March 31, 2019 was as follows:

	Right-of-use assets
	Office buildings	Lease liabilities
As of January 1, 2019	1,082	1,068
Depreciation	(94)	—
Interest expense	—	21
Payments	—	(90)
As of March 31, 2019	988	999
Including short-term portion		379